Impairment - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment (reversal) charge	$ 122	$ (18)
Impairment charges, net	$ 86	(55)
Porto Trombetas (MRN)
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment (reversal) charge		35
Impairment charges, net		23
Rio Tinto Iron and Titanium Quebec Operations ("RTITQO") | Minerals
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Expected term of business transformation (in months)	24 months
Effective rate	7.60%
Recoverable amount	$ 1,780
Impairment (reversal) charge	122	0
Impairment charges, net	86
Post-tax net present value of cash-generating unit decrease due to carbon tax per tonne after sensitivity analysis	$ 250
Carbon tax per tonne increase sensitivity analysis	25.00%
Tiwai Point | Aluminium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment (reversal) charge	$ 0	$ (41)
Impairment charges, net	$ 0